(Loss) From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
(Loss) Income from Sale of Government Securities	$ (58,259)	$ (208,958)	$ 18,434
(Loss) Income from Sale of Private Securities	(1,146)	(1,392)	0
Total Net Income (Loss) From Derecognition of Financial Assets not Measured at Fair Value Through Profit or Loss	$ (59,405)	$ (210,350)	$ 18,434